Fees Summary	Dec. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,843,000
Previously Paid Amount	0.00
Total Fee Amount	282.16
Total Offset Amount	0.00
Net Fee	282.16
Narrative - Max Aggregate Offering Price	$ 1,843,000
Final Prospectus	true